Vanguard® PRIMECAP Fund
Schedule of Investments (unaudited)
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.1%)
Communication Services (5.3%)
*	Alphabet Inc. Class A	12,239,250	1,079,869
*	Baidu Inc. ADR	5,438,348	622,038
*	Alphabet Inc. Class C	6,986,110	619,878
*	Walt Disney Co.	4,048,105	351,699
	Activision Blizzard Inc.	3,595,100	275,205
*	Charter Communications Inc. Class A	197,470	66,962
*	Meta Platforms Inc. Class A	527,550	63,485
*	T-Mobile US Inc.	353,000	49,420
*	Live Nation Entertainment Inc.	526,860	36,743
*	Netflix Inc.	78,800	23,237
*	Altice USA Inc. Class A	1,180,000	5,428
	Comcast Corp. Class A	87,369	3,055
*	Roblox Corp. Class A	26,500	754
	Nintendo Co. Ltd.	17,500	736
	Electronic Arts Inc.	5,700	697
*	Liberty Media Corp.- Liberty Formula One Class A	10,900	582
			3,199,788
Consumer Discretionary (10.7%)
	Sony Group Corp. ADR	13,792,745	1,052,111
	Ross Stores Inc.	7,819,900	907,656
*	Alibaba Group Holding Ltd. ADR	9,932,577	874,961
*	Tesla Inc.	6,324,700	779,076
	TJX Cos. Inc.	8,515,300	677,818
*,1	Mattel Inc.	27,317,838	487,350
[1]	Whirlpool Corp.	2,991,832	423,225
*	Amazon.com Inc.	3,059,600	257,006
	Bath & Body Works Inc.	3,533,314	148,894
*	Royal Caribbean Cruises Ltd.	2,599,047	128,471
*	Dollar Tree Inc.	637,000	90,097
	Marriott International Inc. Class A	451,410	67,210
*	Flutter Entertainment plc (XDUB)	472,229	63,932
	Hilton Worldwide Holdings Inc.	423,766	53,547
	eBay Inc.	1,273,350	52,806
	Restaurant Brands International Inc.	808,900	52,312
	McDonald's Corp.	191,800	50,545
*	Burlington Stores Inc.	248,000	50,284
*	Victoria's Secret & Co.	1,179,071	42,187
*	Las Vegas Sands Corp.	712,300	34,240
	Lowe's Cos. Inc.	125,000	24,905
	MGM Resorts International	552,000	18,509
*,2	Carnival Corp.	2,054,065	16,556
*	Ulta Beauty Inc.	21,000	9,850

		Shares	Market Value ($000)
*	O'Reilly Automotive Inc.	11,000	9,284
*	AutoZone Inc.	2,750	6,782
	Dollar General Corp.	5,400	1,330
			6,380,944
Consumer Staples (0.3%)
	Sysco Corp.	1,345,300	102,848
	Altria Group Inc.	621,700	28,418
	Mowi ASA	417,100	7,108
	Constellation Brands Inc. Class A	25,700	5,956
*	Haleon plc ADR	548,000	4,384
	Philip Morris International Inc.	43,300	4,382
			153,096
Energy (2.5%)
	Hess Corp.	5,097,200	722,885
	Pioneer Natural Resources Co.	2,304,100	526,233
	EOG Resources Inc.	1,701,200	220,339
*	Transocean Ltd. (XNYS)	11,761,373	53,632
	Schlumberger Ltd.	92,400	4,940
			1,528,029
Financials (6.7%)
	Wells Fargo & Co.	29,659,157	1,224,627
	JPMorgan Chase & Co.	5,759,355	772,330
	Marsh & McLennan Cos. Inc.	3,048,815	504,518
	Raymond James Financial Inc.	4,259,403	455,117
	Bank of America Corp.	13,335,732	441,679
	Charles Schwab Corp.	1,884,114	156,871
	Progressive Corp.	895,000	116,090
	CME Group Inc.	547,468	92,062
	Citigroup Inc.	1,959,200	88,615
	US Bancorp	1,294,500	56,453
	Goldman Sachs Group Inc.	150,000	51,507
	Morgan Stanley	276,800	23,534
	Discover Financial Services	182,525	17,856
			4,001,259
Health Care (32.8%)
	Eli Lilly & Co.	14,847,538	5,431,823
*,1	Biogen Inc.	8,927,161	2,472,109
	Amgen Inc.	9,120,955	2,395,528
	AstraZeneca plc ADR	25,867,788	1,753,836
*	Boston Scientific Corp.	26,465,244	1,224,547
	Thermo Fisher Scientific Inc.	2,215,749	1,220,191
	Novartis AG ADR	10,443,025	947,391
	Bristol-Myers Squibb Co.	11,934,723	858,703
*	BioMarin Pharmaceutical Inc.	6,374,648	659,712
	Roche Holding AG	1,719,103	540,207
*,2	BeiGene Ltd. ADR	2,297,790	505,376
	Zimmer Biomet Holdings Inc.	2,374,000	302,685
	Abbott Laboratories	2,513,425	275,949
	CVS Health Corp.	2,342,000	218,251
*	Elanco Animal Health Inc. (XNYS)	13,507,019	165,056
	Agilent Technologies Inc.	803,456	120,237
	GSK plc ADR	3,013,700	105,901
*	IQVIA Holdings Inc.	442,224	90,607
	Stryker Corp.	357,850	87,491
	Medtronic plc	717,750	55,783
	Sanofi ADR	961,000	46,541
[3]	Siemens Healthineers AG	846,477	42,224

		Shares	Market Value ($000)
*	Edwards Lifesciences Corp.	492,100	36,716
	Alcon Inc.	431,477	29,578
	Danaher Corp.	56,902	15,103
*	Waters Corp.	27,030	9,260
*	Seagen Inc.	51,410	6,607
	UnitedHealth Group Inc.	5,735	3,041
	Humana Inc.	4,276	2,190
*	Zimvie Inc.	211,223	1,973
			19,624,616
Industrials (13.2%)
	FedEx Corp.	9,012,558	1,560,975
	Siemens AG (Registered)	7,865,849	1,084,317
*	Southwest Airlines Co.	26,187,648	881,738
	Airbus SE	4,542,737	540,143
	Caterpillar Inc.	2,023,618	484,778
*	United Airlines Holdings Inc.	12,389,133	467,070
	Union Pacific Corp.	2,240,900	464,023
*	Delta Air Lines Inc.	10,868,560	357,141
	United Parcel Service Inc. Class B	1,543,670	268,352
*	American Airlines Group Inc.	19,365,013	246,323
	Textron Inc.	3,456,000	244,685
	TransDigm Group Inc.	343,916	216,547
*	Alaska Air Group Inc.	3,669,400	157,564
	General Dynamics Corp.	538,750	133,669
	Carrier Global Corp.	3,220,300	132,837
	Otis Worldwide Corp.	1,322,260	103,546
	CSX Corp.	3,222,000	99,818
	JB Hunt Transport Services Inc.	515,900	89,952
	Deere & Co.	209,244	89,715
	Honeywell International Inc.	228,300	48,925
	Rockwell Automation Inc.	171,800	44,251
	L3Harris Technologies Inc.	189,000	39,352
	Raytheon Technologies Corp.	387,070	39,063
	nVent Electric plc	880,400	33,869
	AMETEK Inc.	221,000	30,878
*	Lyft Inc. Class A	2,142,900	23,615
*	Ryanair Holdings plc ADR	250,000	18,690
*	Uber Technologies Inc.	116,350	2,877
			7,904,713
Information Technology (25.1%)
	Microsoft Corp.	8,454,730	2,027,613
	Texas Instruments Inc.	11,413,902	1,885,805
*	Adobe Inc.	4,493,757	1,512,284
	KLA Corp.	4,003,140	1,509,304
	Micron Technology Inc.	24,618,314	1,230,423
	Intel Corp.	33,582,918	887,597
	Oracle Corp.	8,462,020	691,686
	NetApp Inc.	8,606,341	516,897
	Intuit Inc.	1,282,000	498,980
	Visa Inc. Class A	2,208,700	458,880
	Analog Devices Inc.	2,669,140	437,819
	QUALCOMM Inc.	3,516,676	386,623
	HP Inc.	13,651,726	366,822
*	Splunk Inc.	3,926,658	338,046
	Hewlett Packard Enterprise Co.	19,813,032	316,216
	NVIDIA Corp.	1,915,940	279,996
	Telefonaktiebolaget LM Ericsson ADR	44,948,326	262,498

		Shares	Market Value ($000)
	Apple Inc.	1,615,000	209,837
	Cisco Systems Inc.	4,371,279	208,248
	Fidelity National Information Services Inc.	2,135,600	144,900
	Applied Materials Inc.	1,368,800	133,294
	Corning Inc.	3,990,600	127,460
	Entegris Inc.	1,835,622	120,398
	Mastercard Inc. Class A	308,300	107,205
*	Autodesk Inc.	444,200	83,008
*	PayPal Holdings Inc.	905,000	64,454
*	Palo Alto Networks Inc.	326,040	45,496
*	Western Digital Corp.	1,220,000	38,491
*	Keysight Technologies Inc.	195,000	33,359
*	BlackBerry Ltd.	9,975,500	32,520
	Teradyne Inc.	338,800	29,594
*	VMware Inc. Class A	120,692	14,816
*	Salesforce Inc.	101,800	13,498
	Dell Technologies Inc. Class C	274,000	11,020
	Infineon Technologies AG ADR	75,000	2,261
*	Arista Networks Inc.	4,000	485
*	Okta Inc.	3,500	239
*	Unity Software Inc.	7,900	226
*	RingCentral Inc. Class A	5,550	196
			15,028,494
Materials (1.5%)
	Glencore plc	35,018,549	233,526
	Albemarle Corp.	857,935	186,052
	Freeport-McMoRan Inc.	3,148,900	119,658
	DuPont de Nemours Inc.	1,642,656	112,736
	Linde plc	264,500	86,275
	Corteva Inc.	1,224,316	71,965
	Dow Inc.	1,343,817	67,715
			877,927
Total Common Stocks (Cost $24,774,368)			58,698,866
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[4,5]	Vanguard Market Liquidity Fund, 4.334% (Cost $1,332,969)	13,334,832	1,333,350
Total Investments (100.3%) (Cost $26,107,337)			60,032,216
Other Assets and Liabilities—Net (-0.3%)			(180,211)
Net Assets (100%)			59,852,005
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,981,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate value was $42,224,000, representing 0.1% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $36,758,000 was received for securities on loan.
ADR—American Depositary Receipt.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	56,186,673	2,512,193	—	58,698,866
Temporary Cash Investments	1,333,350	—	—	1,333,350
Total	57,520,023	2,512,193	—	60,032,216
D.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2022 Market Value ($000)
Biogen Inc.	2,381,790	2,769	932	207	88,275	—	—	2,472,109

		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Dec. 31, 2022 Market Value ($000)
Mattel Inc.	517,760	—	374	(49)	(29,987)	—	—	487,350
Vanguard Market Liquidity Fund	1,696,764	NA1	NA1	86	260	15,788	4	1,333,350
Whirlpool Corp.	403,733	—	428	(43)	19,963	5,236	—	423,225
Total	5,000,047	2,769	1,734	201	78,511	21,024	4	4,716,034
1	Not applicable—purchases and sales are for temporary cash investment purposes.